Accrued Liabilities and Other Payables	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Accrued Liabilities and Other Payables

Note 8 – Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024

Other payables	$605,477	$986,945
Salary payable	8,727	8,727
Marketing	10,000	10,000
Financed insurance premiums	-	62,531
Auditing fee	18,000	190,000
Warranty liability	10,491	15,103
Accrued commission	67,599	47,466
Accrued expenses, others	319,121	362,261
	$1,039,415	$1,683,033

As of March 31, 2025 and December 31, 2024, other accrued expenses mainly included legal and professional fees, utilities and unpaid operating expenses incurred in Malaysia. Other payables represented balance on credit card, other taxes payable, 401(k) payable and payable for marketing, shipping, director and showroom.

On September 12, 2023, Nova Malaysia entered into an agreement with a consulting firm to deliver consultancy service for AI Trends and Tools. Nova Malaysia agreed to pay 5,000,000 Malaysia Ringgit ($1,065,235) for the service. During 2024, Nova Malaysia paid 4,100,000 Malyaia Ringgit ($896,234) to the consultant and was recorded as consulting expense. The remaining balance was recorded as accrued expenses.

Note 8 – Accrued Liabilities and Other Payables

Accrued liabilities and other payables consisted of the following as of December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023

Other payables	$986,945	$139,722
Salary payable	8,727	7,511
Marketing	10,000	-
Financed insurance premiums	62,531	69,337
Auditing fee	190,000	125,000
Warranty liability	15,103	27,545
Accrued commission	47,466	58,669
Accrued expenses, others	362,261	672,877
	$1,683,033	$1,100,661

As of December 31, 2024 and 2023, other accrued expenses mainly included legal and professional fees, utilities and unpaid operating expenses incurred in Malaysia. Other payables represented balance on credit card, other taxes payable, 401(k) payable and payable for marketing, shipping, director and showroom.

On September 12, 2023, Nova Malaysia entered into an agreement with a consulting firm to deliver consultancy service for AI Trends and Tools. Nova Malaysia agreed to pay 5,000,000 Malaysia Ringgit ($1,065,235) for the service. During 2024, Nova Malaysia paid 4,100,000 Malyaia Ringgit ($896,234) to the consultant and was recorded as consulting expense. The remaining balance was recorded as accrued expenses.